Retirement and Other Postretirement Benefits - Schedule of Pension Plan Benefit Obligations (Details) - Pension benefits - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 1,371	$ 1,496	$ 1,592
Accumulated benefit obligation	1,369	1,495
The aggregate projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were as follows:
Projected benefit obligation	1,370	1,380
Fair value of plan assets	809	739
The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:
Accumulated benefit obligation	1,368	1,379
Fair value of plan assets	$ 809	$ 739